CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated deficit [Member]	Preferred Class A [Member]
Balances at Dec. 31, 2012	$ 75	$ 20	$ 283	$ (229)	$ 1
Balance (in shares) at Dec. 31, 2012		7,551,427			566,357
Conversion of Preferred A shares into Ordinary shares	0	$ 1	0	0	$ (1)
Conversion of Preferred A shares into Ordinary shares (in shares)		566,357			(566,357)
Deemed Dividend	0	$ 0	26	(26)	$ 0
Issuance of Ordinary shares, net ($0.95 per share)	991	$ 3	988	0	$ 0
Issuance of Ordinary shares, net ($0.95 per share) (in shares)		1,065,083			0
Share-based compensation	254	$ 0	254	0	$ 0
Net loss	(1,145)	0	0	(1,145)	0
Balance at Dec. 31, 2013	175	$ 24	1,551	(1,400)	$ 0
Balance (in shares) at Dec. 31, 2013		9,182,867			0
Issuance of Ordinary shares, net ($0.95 per share)	1,012	$ 3	1,009	0	$ 0
Issuance of Ordinary shares, net ($0.95 per share) (in shares)		1,065,076			0
Issuance of Ordinary shares upon private placement, net ($6.07 per share)	4,368	$ 3	4,365	0	$ 0
Issuance of Ordinary shares upon private placement, net ($6.07 per share) (in shares)		782,537			0
Issuance of Ordinary shares upon initial public offering net ($11 per share)	31,405	$ 9	31,396	0	$ 0
Issuance of Ordinary shares upon initial public offering net ($11 per share) (in shares)		3,200,000			0
Share-based compensation	736	$ 0	736	0	$ 0
Net loss	(7,022)	0	0	(7,022)	0
Balance at Dec. 31, 2014	30,674	$ 39	39,057	(8,422)	$ 0
Balance (in shares) at Dec. 31, 2014		14,230,480			0
Share-based compensation	2,623	$ 0	2,623	0	$ 0
Net loss	(15,365)	0	0	(15,365)	0
Balance at Dec. 31, 2015	$ 17,932	$ 39	$ 41,680	$ (23,787)	$ 0
Balance (in shares) at Dec. 31, 2015		14,230,480			0